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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Narragansett Management, LP
Address:      540 Madison Avenue, 38th Floor, New York, New York 10022

Form 13F File Number: 28-10059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nancy O'Connor
Title:      Chief Financial Officer
Phone:      (212) 813-5850

Signature, Place, and Date of Signing:

   /s/ Nancy O'Connor          New York, New York             05/16/05
   --------------------        ------------------        -----------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     42
Form 13F Information Table Value Total:     $300,863 (Thousands)
List of Other Included Managers:            None


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                           NARRAGANSETT MANAGEMENT, LP
                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           -------------------------
                                                                        SHARES OR     INVESTMENT   OTHER
         NAME OF ISSUER       TITLE OF CLASS    CUSIP    VALUE (X1000)  PRIN. AMT.    DISCRETION  MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC     COMMON STOCK   032346108     10,931        625,000  SH    SOLE                625,000             -
BIOGEN IDEC INC                COMMON STOCK   09062X103     17,255        500,000  SH    SOLE                500,000             -
BROCADE COMMUNICATIONS         COMMON STOCK   111621108      4,440        750,000  SH    SOLE                750,000             -
BERKSHIRE HATHAWAY INC-CL A    CLASS A        084670108     35,670            410  SH    SOLE                    410             -
BOSTON SCIENTIFIC CORP         COMMON STOCK   101137107     23,432        800,000  SH    SOLE                800,000             -
CALLIDUS SOFTWARE INC          COMMON STOCK   13123E500      3,018        746,930  SH    SOLE                746,930             -
CHARTER COMMUNICATIONS INC     COMMON STOCK   16117M107      1,600      1,000,000  SH    SOLE              1,000,000             -
CORCEPT THERAPEUTICS INC       COMMON STOCK   218352102      7,344      1,617,563  SH    SOLE              1,617,563             -
CISCO SYSTEMS INC              COMMON STOCK   17275R102     12,523        700,000  SH    SOLE                700,000             -
COTHERIX INC                   COMMON STOCK   22163T103      2,655        401,039  SH    SOLE                401,039             -
CURATIVE HEALTH SERVICES INC   COMMON STOCK   23126W100        587        172,500  SH    SOLE                172,500             -
CYTOGEN CORP                   COMMON STOCK   232824300        124         21,490  SH    SOLE                 21,490             -
DOLBY LABORATORIES INC-CL A    COMMON STOCK   25659T107     14,697        625,400  SH    SOLE                625,400             -
EXELIXIS INC                   COMMON STOCK   30161Q104      5,594        825,000  SH    SOLE                825,000             -
EYETECH PHARMACEUTICALS INC    COMMON STOCK   302297106     13,762        500,451  SH    SOLE                500,451             -
GENESIS HEALTHCARE CORP        COMMON STOCK   37184D101      7,807        182,019  SH    SOLE                182,019             -
GENELABS TECHNOLOGIES          COMMON STOCK   368706107      1,761      2,935,000  SH    SOLE              2,935,000             -
HANGER ORTHOPEDIC GROUP INC    COMMON STOCK   41043F208        527         88,500  SH    SOLE                 88,500             -
INCYTE GENOMINCS INC           COMMON STOCK   45337C102      1,991        291,500  SH    SOLE                291,500             -
INPUT/OUTPUT INC               COMMON STOCK   457652105        484         75,000  SH    SOLE                 75,000             -
INSPIRE PHARMACEUTICALS INC    COMMON STOCK   457733103      9,189      1,126,100  SH    SOLE              1,126,100             -
JANUS CAPITAL GROUP INC        COMMON STOCK   47102X105      1,395        100,000  SH    SOLE                100,000             -
KERYX BIOPHARMACEUTICALS       COMMON STOCK   492515101     17,324      1,296,687  SH    SOLE              1,296,687             -
KINDRED HEALTHCARE INC         COMMON STOCK   494580103     12,285        350,000  SH    SOLE                350,000             -
METABASIS THERAPEUTICS INC     COMMON STOCK   59101M105      2,662        782,900  SH    SOLE                782,900             -
MACROCHEM CORP                 COMMON STOCK   555903103        605      1,550,000  SH    SOLE              1,550,000             -
MEDICINES COMPANY              COMMON STOCK   584688105     11,330        500,000  SH    SOLE                500,000             -
MONOLITHIC SYSTEM TECHNOLOGY   COMMON STOCK   609842109      5,265        900,000  SH    SOLE                900,000             -
MICROSOFT CORP                 COMMON STOCK   594918104     10,363        428,750  SH    SOLE                428,750             -
MATRIXX INITIATIVES INC        COMMON STOCK   57685L105        683         60,100  SH    SOLE                 60,100             -
MYOGEN INC                     COMMON STOCK   62856E104      5,471        693,464  SH    SOLE                693,464             -
NORTHSTAR REALTY FINANCE COR   COMMON STOCK   66704R100      1,113        115,000  SH    SOLE                115,000             -
OSI PHARMACEUTICALS INC        COMMON STOCK   671040103     12,402        300,000  SH    SOLE                300,000             -
PARLUX FRAGRANCES INC          COMMON STOCK   701645103     10,761        497,025  SH    SOLE                497,025             -
PINNACLE SYSTEMS INC           COMMON STOCK   723481107      1,984        354,927  SH    SOLE                354,927             -
POLYCOM INC                    COMMON STOCK   73172K104      6,780        400,000  SH    SOLE                400,000             -
POLYMEDICA CORP                COMMON STOCK   731738100      7,940        250,000  SH    SOLE                250,000             -
PLUMTREE SOFTWARE INC          COMMON STOCK   72940Q104      3,952        800,000  SH    SOLE                800,000             -
POINT THERAPEUTICS INC         COMMON STOCK   730694106      5,468      1,350,100  SH    SOLE              1,350,100             -
SEEBEYOND TECHNOLOGY CORP      COMMON STOCK   815704101      3,163      1,001,000  SH    SOLE              1,001,000             -
SOHU COM INC                   COMMON STOCK   83408W103        879         50,000  SH    SOLE                 50,000             -
TERCICA INC                    COMMON STOCK   88078L105      3,647        477,944  SH    SOLE                477,944             -